SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cash equivalent	$ 0		$ 0		$ 0
Net loss	974,766	$ 485,989	385,069	$ 1,380,790	5,761,061	$ (2,211,309)
Operating activities					523,125
Cash	2,805		2,805		1,043	98,800
Accumulated deficit	55,495,705		55,495,705		55,110,636	49,349,575
Working capital deficit	13,543,000		13,543,000		16,076,425
Stockholders' deficit	$ 13,543,078		$ 13,543,078		$ 16,075,382	$ 11,060,927	$ 13,211,697	$ 16,805,460
Share price	$ 0.0165		$ 0.0165		$ 0.0249
Risk free interest rate					3.00%
Volatility					173.54%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Warrant issuance percentage					185.90%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrant issuance percentage					205.90%